TRADE AND BILL PAYABLES - INFORMATION OF BILLS PAYABLE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information of Bills Payable [Line Items]
Bank acceptance bills	¥ 300,000	¥ 0
Bank acceptance bills [Member]
Disclosure of Detailed Information of Bills Payable [Line Items]
Bank acceptance bills	¥ 300,000	¥ 0